Description of Organization and Business Operations (Details) - USD ($)		12 Months Ended
	Mar. 25, 2021	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds from initial public offering		$ 311,163,050
Deferred underwriting commissions		10,890,707
Proceeds from issuance of private placement		9,223,261
Cash and cash equivalents held in trust account		$ 311,200,000
Fair market value percentage		80.00%
Business combination acquires percentage		50.00%
Business combination, net tangible assets		$ 5,000,001
Business combination redeem percentage		100.00%
Interest to pay dissolution expense		$ 100,000
Funds held in the trust account percentage		100.00%
Business acquisition, preacquisition contingency, amount of settlement		$ 1,501,870,000
Operating bank account		812,000
Net working capital		$ 1,400,000
Stock shares issued during the period for service (in Shares)		25,000
Proceeds from related party debt		$ 172,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination period, description		Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the Trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)	31,116,305
Price per unit (in Dollars per share)	$ 10
Gross proceeds from initial public offering	$ 311,200,000
Offering costs	17,600,000
Deferred underwriting commissions	$ 10,900,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)	3,616,305
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares, Issued (in Shares)		12,500,000
Shares Issued, Price Per Share (in Dollars per share)		$ 10
Proceeds from Issuance of Common Stock		$ 125,000,000
Class A Ordinary Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of shares eligible to be transferred without any restriction		15.00%
Common stock, conversion basis		(i) each outstanding Class B ordinary share, par value $0.0001 per share, of the Company will convert into one Class A ordinary share, par value $0.0001 per share, of the Company; (ii) the Company will change the jurisdiction of its incorporation by deregistering as an exempted company in the Cayman Islands and domesticating to, and continuing as a corporation incorporated under the laws of, the State of Delaware (the “Domestication”) and, in connection with the Domestication, (A) the Company’s name will be changed to “Opal Fuels Inc.” (“New Opal”), (B) each outstanding Class A ordinary share of the Company will become one share of Class A common stock, par value $0.0001 per share, of New Opal (the “New Opal Class A Common Stock”), (C) each outstanding warrant to purchase one Class A ordinary share of the Company will become a warrant to purchase one share of New Opal Class A common stock and (D) New Opal will file its certificate of incorporation and adopt bylaws to serve as its governing documents in connection with the Domestication
Common stock, par or stated value per share (in Dollars per share)		$ 0.0001
Proceeds from Issuance of Common Stock		$ 311,163,050
New Opal Class D Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)		$ 0.0001
New Opal Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)		$ 0.0001
Private Placement Warrants [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class of warrant or right issued during period shares (in Shares)		9,223,261
Class of warrant or right share price (in Dollars per share)		$ 1
Proceeds from issuance of private placement		$ 9,200,000
First Earnout Triggering Event calendar 2023 [Member] | New Opal Class B Common Stock and New Opal Class D Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Earnings before interest, taxes, depreciation, and amortization for calendar year 2023		$ 238,000,000
Aggregate additional shares issued for calendar year 2023 (in Shares)		5,000,000
First Earnout Triggering Event calendar 2024 [Member] | New Opal Class B Common Stock and New Opal Class D Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Earnings before interest, taxes, depreciation, and amortization for calendar year 2023		$ 446,000,000
Aggregate additional shares issued for calendar year 2023 (in Shares)		5,000,000